Current Liabilities – Provisions (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Provision [Line Items]
Provisions	$ 650,359	$ 395,535
Provision for annual leave [member]
Provision [Line Items]
Provisions for Employee Benefits	627,928	376,535
Provision for long service leave [member]
Provision [Line Items]
Provisions for Employee Benefits	$ 22,431	$ 19,000